Finance Income and Costs - Additional Information (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2017 TRY (₺)
Borrowings 1 [member]
Disclosure Of Finance Income And Costs [Line Items]
Net foreign exchange loss on borrowings	₺ 920,862
Bonds [member]
Disclosure Of Finance Income And Costs [Line Items]
Net foreign exchange loss on bonds issued	₺ 113,081